Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt securities, available for sale, allowance for credit losses	$ 23	$ 9
Debt securities, available for sale, amortized cost	48,798	49,378
Mortgage loans, allowance for credit loss	95	94
Policy loans, fair value under fair value option	3,419	3,467
Reinsurance recoverable, allowance for credit losses	15	12
Funds withheld payable under reinsurance treaties, fair value under fair value option	$ 3,582	$ 3,639
Common stock, par value (in usd per share)	$ 0.01
Common stock, outstanding (in shares)	82,690,098	88,685,694
Treasury stock (in shares)	11,784,813	5,778,649
Accumulated other comprehensive income, tax expense (benefit)	$ (66)	$ 84
Class A Common Stock
Common stock, authorized (in shares)	1,000,000,000	900,000,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, issued (in shares)	82,690,098	88,046,833
Common stock, outstanding (in shares)	82,690,098	88,046,833
Class B Common Stock
Common stock, authorized (in shares)		100,000,000
Common stock, par value (in usd per share)		$ 0.01
Common stock, issued (in shares)		638,861
Common stock, outstanding (in shares)		638,861